10-Q INTANGIBLE ASSETS AND GOODWILL - Changes in Intangible Assets and Goodwill (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-lived Intangible Assets [Roll Forward]
Intangible assets, beginning balance	$ 23,514,259	$ 0
Additions	500,000	850,000
Impairment	(350,000)	(461,527)
Intangible assets, ending balance	23,664,259	23,514,259	$ 0
Accumulated amortization, beginning balance	(338,958)	0
Impairment	0	230,763
Amortization	(568,309)
Accumulated amortization, ending balance	(907,267)	(338,958)	0
Goodwill, beginning balance	12,788,671	0
Impairment	0	(6,163,846)
Goodwill, ending balance	12,788,671	12,788,671	0
Total intangible assets and Goodwill, beginning balance	35,963,972	0
Additions	500,000	850,000
Impairment	(350,000)	(6,394,610)	0
Amortization	(568,309)	(569,721)
Total intangible assets and Goodwill, ending balance	$ 35,545,663	$ 35,963,972	$ 0